SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2017	2016
150 million common shares of $0.05 par value	7,500	7,500

Issued and fully paid share capital:
(number of shares of $0.05 each)	2017	2016
Balance at start of year	105,965,192	34,535,128
Shares issued re:
- settlement of RSUs	—	19,954
- private placement	—	68,736,800
- subsequent offering	—	2,673,858
- cancellation	—	(548)
- equity offerings	16,372,505	—
- issue of consideration shares to Quintana	14,500,000	—
- issue of consideration shares to Hemen	5,300,000	—
- settlement of options	60,000	—
Balance at end of year	142,197,697	105,965,192